Revenues (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenues [Abstract]
Deferred revenue			$ 242,823	$ 194,882
Revenue recognized	$ 122,089	$ 97,044
Aggregate amount	324,110		331,996
Billed consideration amount	226,307		242,823
Unbilled consideration amount	$ 97,803		$ 89,173